Goodwill and Intangible Assets - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2020 Divisions GeographicalAreas	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Number of divisions included in cash generating units | Divisions	3
Number of geographical areas included in cash generating units | GeographicalAreas	3
Number of cash generating units	10
Impairment of goodwill | €		€ 18
Pre-tax discount rate		7.40%
Projection period	5 years
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	6.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation period of finite-life intangible assets	ten years
Pre-tax discount rate	7.40%